Offerings - Offering: 1	Nov. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.000% Notes due 2029
Amount Registered | shares	150,000,000
Maximum Aggregate Offering Price	$ 150,696,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,071.56